Other Financial Items, Net - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ (49,857)	$ (20,418)
Foreign exchange losses on operations	(302)	(573)
Amortization of debt guarantee	862	633
Financing arrangement fees and other costs	(464)	(3,480)
Others	(107)	81
Other financial items, net	(11)	(3,339)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	(44,668)	(12,226)
Interest (expense)/income on undesignated interest rate swaps	(1,282)	4,093
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	(5,051)	(12,605)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ 1,144	$ 320